Risk Management - Summary of Principal Assumptions on Provisions Valuation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PCBs
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.37%	1.06%
Discount rate	1.88%	1.83%
Nuclear plants
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.41%	1.07%
Discount rate	2.20%	2.20%
Spent fuel
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.93%	2.93%
Discount rate	4.49%	4.49%